INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
NOTE 8. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2024	December 31, 2023
In millions of COP
Investments in associates(1)	2,768,611	2,526,073
Investments in joint ventures(2)	160,373	471,530
Total investments in associates and joint ventures	2,928,984	2,997,603
(1)As of December 31, 2024 and 2023, the amount includes investments in associates at fair value for COP 1,830,884 and COP 1,670,782, respectively, see Note 30. Fair value of assets and liabilities. Additionally, the amount includes investments in associates at equity method value for COP 937,727 and COP 855,291, respectively.
(2)All investments in joint ventures are accounted for using the equity method.
The following are the investments in associates that the Bank holds as of December 31, 2024 and 2023:

Company name	Main activity	Country	December 31, 2024			December 31, 2023
			% of Ownership interest	Carrying amount		% of Ownership interest	Carrying amount
In millions of COP
P.A Viva Malls(1)	Development and operation of commercial spaces	Colombia	49.00%	1,817,503		49.00%	1,661,679
Protección S.A.(1)	Administration of pension funds and severances	Colombia	20.58%	625,370		20.58%	594,105	*
P.A El Bosque	Real estate ecosystems	Colombia	14.11%	85,863	*	14.11%	57,120	*
Redeban Multicolor S.A.	Network data transmission services	Colombia	20.36%	42,190	*	20.36%	35,735	*
Titularizadora Colombiana S.A. Hitos.	Mortgage portfolio securities	Colombia	26.98%	42,050	*	26.98%	37,950	*
P.A El Otoño	Real estate ecosystems	Colombia	16.30%	36,676	*	16.30%	33,442	*
ACH Colombia S.A.	Electronic transfer services	Colombia	19.94%	23,706	*	19.94%	21,952	*
Patria Asset Management S.A. (before Gestoría Externa de Portafolios S.A.)	Investment management service	Colombia	49.31%	20,428		49.31%	11,278	*
Servicio Salvadoreño de Protección, S. A. de C.V.	Custodial services and transfer of monetary types	El Salvador	25.00%	13,382	*	25.00%	10,223	*
P.A Distrito Vera	Real estate ecosystems	Colombia	33.33%	13,325		33.33%	9,103
Servicios Financieros, S.A. de C.V.	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	12,695	*	49.78%	9,514	*
Internacional Ejecutiva de Aviación S.A.S.(2)	Aircraft and aircraft travel service	Colombia	37.50%	9,158		25.00%	6,093	*
P.A Boreal	Real estate ecosystems	Colombia	20.00%	8,658	*	20.00%	7,579	*
P.A Mirador de la Ciénaga.	Real estate ecosystems	Colombia	13.00%	4,326	*	13.00%	4,518	*
P.A La Felicidad	Real estate ecosystems	Colombia	20.00%	4,067	*	20.00%	6,938	*
Reintegra S.A.S.	Collections and recovery of portfolio	Colombia	46.00%	3,520		46.00%	5,864	*
P.A Madrid II	Real estate ecosystems	Colombia	20.00%	3,103	*	20.00%	9,208	*
ACH de El Salvador, S. A. de C.V.	Electronic transfer services	El Salvador	25.00%	1,544	*	25.00%	1,554	*
Agricapital S.A.S.	Financial services	Colombia	10.79%	991	*	10.79%	1,262	*
Fideicomiso Locales Distrito Vera	Real estate ecosystems	Colombia	33.33%	56		—%	—
Servicios de Identidad Digital S.A.S.(3)	Digital services	Colombia	33.33%	—	*	33.33%	956
Total, investments in associates				2,768,611			2,526,073
(1)For further information, see table the changes in the carrying amount of associates of the Bank as of December 31, 2024 and 2023.
(2)The increase in the percentage of ownership is due to the purchase of 562,500 shares from Grupo Nutresa for COP 3,000 in April 2024.
(3)The value of the investment in the company is COP 0, due to the recognition of the equity method in the company up to its recoverable value.

(*)For the purposes of applying the equity method of accounting, financial statements as of November 30, 2024 and 2023 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2024 and 2023.
The following table sets forth the changes in the carrying amount of associates of the Bank as of December 31, 2024 and 2023:

	December 31, 2024				December 31, 2023
	In millions of COP
	P.A Viva Malls	Protección S.A.	Others	Total	P.A Viva Malls	Protección S.A.	Others	Total
Balance at January 1,	1,661,679	594,105	270,289	2,526,073	1,530,459	533,584	236,407	2,300,450
Equity method(1)	155,824	94,180	61,189	311,193	128,028	62,442	40,234	230,704
OCI (Equity method)	-	(8,464)	1,642	(6,822)	-	(1,921)	(1,039)	(2,960)
OCI (Translation adjustment)	-	-	3,395	3,395	-	-	(5,674)	(5,674)
Purchase / capitalizations	-	-	38,285	38,285	3,192	-	35,561	38,753
Sells or refund of contributions	-	-	(21,041)	(21,041)	-	-	(6,428)	(6,428)
Impairment loss(2)	-	-	(26)	(26)	-	-	(2,017)	(2,017)
Dividends	-	(55,558)	(27,432)	(82,990)	-	-	(28,249)	(28,249)
Others	-	1,107	(563)	544	-	-	1,494	1,494
Balance at December 31,	1,817,503	625,370	325,738	2,768,611	1,661,679	594,105	270,289	2,526,073
(1)For further information see Note 25.5. Dividends and net income on equity investments.
(2)For 2024 and 2023, the Bank management performed a valuation, to establish the recoverables amounts based in value in use of Reintegra S.A.S., which amounted to COP 3,737 and COP 5,750, respectively, with a discount rate of 20.39% and 21.50%, respectively. As a result of the valuation, the recoverables amounts of the investment were lower than the carrying amount of each year, for this, the Bank recorded an impairment in the Consolidated Statement of Income for COP 26 and COP 2,017. For further information see Note 25.5. Dividends and net income on equity investments.

The following is additional information regarding the Bank’s most significant associates as of December 31, 2024 and 2023:
As of December 31, 2024

Company name	Assets (unaudited)	Liabilities (unaudited)	OCI (unaudited)	Income from ordinary activities (unaudited)	Profits (unaudited)
In millions of COP
P.A Viva Malls	3,823,893	114,703	-	761,198	487,123
Protección S.A.	3,194,045	752,834	38,953	1,884,277	446,532
As of December 31, 2023

Company name	Assets (unaudited)	Liabilities (unaudited)	OCI (unaudited)	Income from ordinary activities (unaudited)	Profits (unaudited)
In millions of COP
P.A Viva Malls	3,492,834	101,653	-	849,928	327,838
Protección S.A.	2,955,547	666,280	80,088	1,597,171	303,460
The dividends received from the associate at fair value P.A Viva Malls for the year ended December 31, 2024 and 2023 are COP 121,977 and COP 104,623, respectively. These are included in the line Dividends and net income on equity investments in the Consolidated Statement of Income. Dividends are received in Protección S.A. for COP 55,558, effect of the recognition of the equity method, recognized as a reduction in the value of the investment.
The following are the joint ventures that the Bank holds as of December 31, 2024 and 2023:

Company name	Main activity	Country	December 31, 2024			December 31, 2023
			% of Ownership interest	Carrying amount		% of Ownership interest	Carrying amount
In millions of COP
Compañía de Financiamiento TUYA S.A.(1)	Financing Services	Colombia	50.00%	95,106		50.00%	410,324
P.A Laurel	Renewable energies	Colombia	50.00%	27,835		50.00%	27,364	*
Puntos Colombia S.A.S.	Administration of the customers loyalty	Colombia	50.00%	17,691		50.00%	10,922	*
Fondo de Capital Privado Ruta del Sol compartimento A	Investment in infrastructure projects	Colombia	26.30%	10,597	*	26.30%	10,588	*
P.A Blup	Inventory finance and comprehensive logistics operation	Colombia	50.00%	3,888		50.00%	3,313
Ecosistemas Digitales de Negocio S.A.S.	Digital electronic billing services	Colombia	50.00%	3,182		50.00%	6,293	*
P.A Coba(2)(3)	Technological platform development	Colombia	51.78%	1,720		—%	-
P.A Acelera TI(2)	IT talent development	Colombia	50.00%	279		—%	-
Avicapital	Purchase and sale of loans and receivables	Colombia	50.00%	75	*	50.00%	-
P.A. Finsocial	Purchase and sale of loans and receivables	Colombia	—%	-		50.00%	42	*
P.A Reintegra(4)	Collections and recovery of portfolio	Colombia	46.00%	-	*	46.00%	-	*
P.A Muverang(5)	Sustainable mobility services	Colombia	33.33%	-	*	33.33%	2,684
Total investments in joint venture				160,373			471,530
(1)For further information, see table the changes in the carrying amount of joint ventures of the Bank as of December 31, 2024 and 2023.
(2)Investments acquired by Negocios Digitales Colombia S.A.S. during the year 2024.
(3)The investment is classified as a joint venture because the relevant decisions are made jointly and there is no control over it.
(4)In 2024 and 2023, the carrying amount at the end of the year is COP 0, because the amount of downstream transactions between Bancolombia S.A. and P.A Reintegra made during these years.
(5)In 2024, the value of the investment in the company is COP 0, due to the recognition of the equity method and impairment of the company.
(*)For the purposes of applying the equity method of accounting, financial statements as of November 30, 2024 and 2023 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between these dates and December 31, 2024 and 2023.
The following table sets forth the changes in the carrying amount of joint ventures of the Bank as of December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	In millions of COP
	Compañía de financiamiento Tuya S.A.	Others	Total	Compañía de financiamiento Tuya S.A.	Others	Total
Balance at January 1,	410,324	61,206	471,530	564,998	50,185	615,183
Equity method(1)	(79,681)	(8,940)	(88,621)	(110,600)	(6,989)	(117,589)
Purchase / capitalizations	76,751	15,437	92,188	62,500	17,890	80,390
Sells or refund of contributions	-	(403)	(403)	-	(296)	(296)
(Impairment loss) / Recovery(2)	(312,288)	(2,033)	(314,321)	(106,574)	416	(106,158)
Balance at December 31,	95,106	65,267	160,373	410,324	61,206	471,530
(1)For further information, see Note 25.5. Dividends and net income on equity investments.
(2)During the year 2024 and 2023, the impairment loss relates mainly to the fact that the Bank's management requested a valuation of joint venture Tuya S.A. to establish the recoverable amount based in value in use of the previously mentioned joint ventures, which amounted to COP 85,993 and COP 425,494 with a 12.90% - 16.10% and 13.10% - 20.30% discount rate, respectively. As a result of the valuation, the recoverables amounts on investment were lower than the carrying amount, therefore, the Bank recorded an impairment in the Consolidated Statement of Income for COP 312,288 and COP 106,574, respectively. Additionally, for 2024, the Bank's management determined that due to its divestment decision in the P.A. Muverang, the recoverable amount is COP 0. As the recoverable amount was lower than the carrying amount, an impairment was recorded in the Consolidated Statement of Income for the period for COP 2,033. Additionally, for 2023, the Bank management performed a valuation, to establish the recoverable amount based in value in use of Fondo de Capital Privado Ruta del Sol compartimento A, which amounted to COP 2,742, with a 36.03% discount rate. As a result of the valuation, the recoverable amount of the investment was higher than the carrying amount, for this, the Bank recognized a recovery of the impairment losses for COP 416. See Note 25.5. Dividends and net income on equity investments.

The following is additional information regarding the Bank’s most significant joint ventures as of December 31, 2024 and 2023:
As of December 31, 2024

Company name	Assets (unaudited)(1)	Liabilities (unaudited)	Income from ordinary activities (unaudited)	Loss (unaudited)(2)
In millions of COP
Compañía de financiamiento Tuya S.A.	2,830,280	2,322,251	1,505,074	155,514
(1)Includes cash and cash equivalents for COP 317,389.
(2)Includes interest and valuation income for COP 704,535, credit impairment charges, net for COP 510,496, interest expenses for COP 305,343, depreciation and amortization for COP 29,329 and income tax revenue for COP 53,566.

As of December 31, 2023

Company name	Assets (unaudited)(1)	Liabilities (unaudited)	Income from ordinary activities (unaudited)	Loss (unaudited)(2)
In millions of COP
Compañía de financiamiento Tuya S.A.	3,827,631	3,313,741	2,205,538	221,199
(1)Includes cash and cash equivalents for COP 223,625.
(2)Includes interest and valuation income for COP 1,142,715, credit impairment charges, net for COP 949,125, interest expenses for COP 502,501, depreciation and amortization for COP 38,491 and income tax revenue for COP 131,265.

The accumulated other comprehensive income before tax of investments in associates and joint ventures as of December 31, 2024 and 2023, corresponds to COP 1,324 and COP 4,751, respectively.
As of December 31, 2024 and 2023, there are no restrictions on the ability of the associates and joint ventures to transfer funds to the Bank in the form of cash dividends. In the same way, there are no contingent liabilities incurred by the Bank regarding its interests in the aforementioned joint ventures and associates.
In the companies P.A El Bosque, P.A El Otoño, ACH Colombia S.A., P.A Mirador de la Ciénaga and Agricapital S.A.S. the participation of the Bank is less than 20%, however, it has participation in the Board of Directors and for this reason it is considered that it has significant influence over the decisions that may be taken in the company.